Basis of Preparation - Summary of Detailed Information About Effect on Financial Statements on Adoption of IFRS No.17 (Details) $ in Thousands, ₩ in Millions			12 Months Ended
		Jan. 01, 2022 KRW (₩)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 KRW (₩)
Assets [abstract]
Financial assets			₩ 670,773,326			₩ 634,240,053
Intangible assets			3,200,399			3,266,357			$ 2,539,636
Deferred income tax assets			251,085			159,093			199,245
Other assets			28,437,529			28,174,173			22,566,244
Total assets			701,170,848	[1]		663,895,834	[1]		556,405,314
Liabilities [abstract]
Financial liabilities			577,787,581			541,632,120
Deferred income tax liabilities			22,693			1,470,981			18,008
Other liabilities			40,140,365			43,130,482			31,852,882
Total liabilities			651,527,934	[1]		615,601,914	[1]		517,011,803
Equity [abstract]
Accumulated other comprehensive income			(2,713,053)			1,047,274			(2,152,909)
Retained earnings			28,446,513			25,672,815			22,573,373
Non-controlling interests			1,280,102			833,338			1,015,809
Total equity			49,642,914			48,293,920		₩ 43,402,357	$ 39,393,510	$ 38,323,033	₩ 39,149,975
Net interest income			20,788,518		$ 16,496,467	15,210,878		14,485,747
Net fee and commission income			5,121,520		4,064,118	5,323,606		4,527,024
Net insurance income			696,513		552,709	556,711		299,993
Insurance income			17,136,842		13,598,726	16,107,858		14,386,640
Insurance service expense			16,440,329		13,046,016	15,551,147		14,086,647
Net gains on financial instruments at fair value through profit or loss			247,357		196,287	995,304		1,011,366
Net other operating expenses			1,426,744			1,152,644		1,510,483
General and administrative expenses			7,537,802		5,981,528	7,200,853		6,814,812
Provision for credit losses			1,835,988		1,456,925	1,185,133		1,043,498
Net other non-operating income (expenses)			156,771		124,404	(16,011)		145,640
Profit before income tax expense			5,795,626		4,599,046	6,081,606		4,779,972
Income tax expense			1,622,387		1,287,425	1,697,225		1,264,394
Profit for the year			4,173,239		3,311,621	4,384,381		3,515,578
Non-controlling interests			(221,591)		(175,841)	(25,162)		47,130
Shareholders of the parent company			4,394,830		3,487,462	4,409,543		3,468,448
Other comprehensive income for the year, net of tax			(3,511,437)		(2,786,457)	222,758		472,270
Total comprehensive income for the year			661,802		$ 525,165	₩ 4,607,139		₩ 3,987,848
Increase Decrease Due to Changes in Adoption of Accounting Policy IFRS17 [member]
Assets [abstract]
Financial assets		₩ 885,652
Intangible assets		(1,341,929)
Deferred income tax assets		(62,713)
Other assets		(13,622,090)
Insurance contract assets		83,304
Reinsurance contract assets		1,495,966
Others		(493)
Total assets		(12,562,303)
Liabilities [abstract]
Financial liabilities		5,043,512
Insurance contract liabilities		(12,310,291)
Reinsurance contract liabilities		31,728
Deferred income tax liabilities		1,552,261
Other liabilities		(11,346,735)
Others		(34,112)
Total liabilities		(17,063,637)
Equity [abstract]
Share capital and capital adjustments		0
Accumulated other comprehensive income		4,025,575
Retained earnings		475,759
Non-controlling interests		0
Total equity		4,501,334
Net interest income	[2]	(1,719,512)
Net fee and commission income		193,270
Net insurance income		637,577
Insurance income		(7,592,368)
Insurance service expense		8,479,310
Reinsurance income		522,389
Reinsurance expense		(771,754)
Net gains on financial instruments at fair value through profit or loss		(1,380,832)
Insurance finance income		897,441
Net other operating expenses		97,326
General and administrative expenses		894,148
Provision for credit losses		(11,787)
Net other non-operating income (expenses)		3,798
Profit before income tax expense		(388,571)
Income tax expense		115,426
Profit for the year		(273,145)
Non-controlling interests		0
Shareholders of the parent company		(273,145)
Other comprehensive income for the year, net of tax		3,658,098
Total comprehensive income for the year		3,384,953
IFRS 17 [member]
Assets [abstract]
Financial assets		660,449,629
Intangible assets		1,858,470
Deferred income tax assets		188,372
Other assets		14,815,439
Insurance contract assets		83,304
Reinsurance contract assets		1,495,966
Others		9,717,365
Total assets		688,608,545	688,608,545
Liabilities [abstract]
Financial liabilities		556,125,846
Insurance contract liabilities		45,920,012
Reinsurance contract liabilities		31,728
Deferred income tax liabilities		1,574,954
Other liabilities		28,793,630
Others		2,018,127
Total liabilities		634,464,297	634,464,297
Equity [abstract]
Share capital and capital adjustments		22,629,352
Accumulated other comprehensive income		1,312,522
Retained earnings		28,922,272
Non-controlling interests		1,280,102
Total equity		54,144,248	54,144,248
Net interest income	[2]	11,393,422
Net fee and commission income		3,514,902
Net insurance income		1,334,090
Insurance income		9,544,474
Insurance service expense		(7,961,019)
Reinsurance income		522,389
Reinsurance expense		(771,754)
Net gains on financial instruments at fair value through profit or loss		(1,133,475)
Insurance finance income		897,441
Net other operating expenses		(2,268,465)
General and administrative expenses		(6,643,654)
Provision for credit losses		(1,847,775)
Net other non-operating income (expenses)		160,569
Profit before income tax expense		5,407,055
Income tax expense		(1,506,961)
Profit for the year		3,900,094	3,900,094
Non-controlling interests		(221,591)
Shareholders of the parent company		4,121,685
Other comprehensive income for the year, net of tax		146,661
Total comprehensive income for the year		4,046,755	₩ 4,046,755
IFRS 4 [Member]
Assets [abstract]
Financial assets		659,563,977
Intangible assets		3,200,399
Deferred income tax assets		251,085
Other assets		28,437,529
Others		9,717,858
Total assets		701,170,848
Liabilities [abstract]
Financial liabilities		551,082,334
Insurance contract liabilities		58,230,303
Deferred income tax liabilities		22,693
Other liabilities		40,140,365
Others		2,052,239
Total liabilities		651,527,934
Equity [abstract]
Share capital and capital adjustments		22,629,352
Accumulated other comprehensive income		(2,713,053)
Retained earnings		28,446,513
Non-controlling interests		1,280,102
Total equity		49,642,914
Net interest income		13,112,934
Net fee and commission income		3,321,632
Net insurance income		696,513
Insurance income		17,136,842
Insurance service expense		(16,440,329)
Net gains on financial instruments at fair value through profit or loss		247,357
Net other operating expenses		(2,365,791)
General and administrative expenses		(7,537,802)
Provision for credit losses		(1,835,988)
Net other non-operating income (expenses)		156,771
Profit before income tax expense		5,795,626
Income tax expense		(1,622,387)
Profit for the year		4,173,239
Non-controlling interests		(221,591)
Shareholders of the parent company		4,394,830
Other comprehensive income for the year, net of tax		(3,511,437)
Total comprehensive income for the year		₩ 661,802

[1]	Assets and liabilities of the reporting segments are amounts before intersegment transactions.
[2]	Includes insurance interest expense on insurance contract liabilities.